EARNINGS (LOSS) PER SHARE	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 14 – EARNINGS (LOSS) PER SHARE

For the years ended June 30, 2021, the effect of potential shares of common stock from the unexercised options was dilutive since the exercise prices for the options were lower than the average market price. As a result, a total of 55,444 unexercised options were included in the computation of diluted earnings per share for the years ended June 30, 2021.

For the years ended June 30, 2020, potential shares of common stock from the unexercised options and unexercised options are excluded from diluted net (loss) per share as such amounts are anti-dilutive.

For the years ended June 30, 2019, the effect of potential shares of common stock from the unexercised options was dilutive since the exercise prices for the options were lower than the average market price. As a result, a total of 27,975 unexercised options were included in the computation of diluted earnings per share for the years ended June 30, 2019.

The following table presents a reconciliation of basic and diluted net income (loss) per share:

	For the years ended June 30,
	2021	2020	2019
Net income (loss) attributable to the Company	$1,512,364	$(8,441,559)	$1,421,781
Weighted average number of common shares outstanding - Basic	27,499,367	25,913,631	25,913,631
Dilutive securities -unexercised warrants and options	55,444	-	27,975
Weighted average number of common shares outstanding – diluted	27,554,811	25,913,631	25,941,606

Earnings (loss) per share - Basic	$0.05	$(0.33)	$0.05
Earnings (loss) per share – Diluted	$0.05	$(0.33)	$0.05

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS